ACQUISITION AND DISPOSITION OF MINERAL INTERESTS AND CORPORATE TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
ACQUISITION AND DISPOSITION OF MINERAL INTERESTS AND CORPORATE TRANSACTIONS
ACQUISITION AND DISPOSITION OF MINERAL INTERESTS AND CORPORATE TRANSACTIONS

a)	Assets and disposal Group Held for Sale

i)	Canadian Exploration Properties

On December 21, 2017, the Company announced that it had entered into an agreement to sell certain jointly owned exploration properties of the Canadian Malartic Corporation (“CMC”) including the Kirkland Lake and Hammond Reef properties (the “Canadian Exploration Properties”) for cash proceeds of $162.5 million to Yamana. The Transaction is structured as a sale of assets by CMC (in which the Company holds a 50% indirect interest) pursuant to which Agnico Eagle Mines Limited will acquire all of the Company's indirect 50% interest in the Canadian exploration assets of CMC. The transaction is expected to close in the first quarter of 2018.
At December 31, 2017, the sale was considered highly probable; therefore, the assets of the Canadian Exploration Properties were reclassified as assets held for sale. No impairment loss was recognized on reclassification of the assets as held for sale as the FVLCD is higher than the carrying amount of the assets based on the sales price in the agreement.

The Canadian Exploration Properties are presented in the Canadian Malartic reportable operating segment.

ii)	Gualcamayo and Related Argentinian Exploration Properties

As part of its ongoing strategic and technical reviews of its asset portfolio, the Company has committed to a formal plan to dispose of the Gualcamayo mine and related exploration properties in Argentina (“Gualcamayo”) and has initiated an active program to locate a buyer. The Company is in talks with several interested parties and the sale is expected to be completed before the end of 2018. As the sale was considered highly probable at December 31, 2017, the assets and liabilities of Gualcamayo were classified as assets and liabilities (a disposal group) held for sale and presented separately under current assets and current liabilities, respectively. Immediately prior to the classification to assets and liabilities held for sale, the carrying amount of Gualcamayo was re-measured to its recoverable amount, being its FVLCD, the estimate of which, is supported by various sources including a formal bid received by the Company, external valuation reports and comparable trading company multiples. As a result, the Company has recorded an impairment loss in relation to the Gualcamayo assets and related exploration. Refer to Note 11: Impairment and Reversal of Impairment to the Company's Consolidated Financial Statements.

The components of assets and liabilities held for sale relating to the above assets and disposal group are as follows:

As at December 31, 2017	Canadian Exploration Properties	Gualcamayo	Total
Assets
Current assets:
Cash and cash equivalents	$—	$6.3	$6.3
Inventories	—	78.4	78.4
Other assets	—	15.7	15.7
	—	100.4	100.4
Property, plant and equipment	98.4	130.8	229.2
Other financial assets	0.8	—	0.8
Goodwill and intangibles	24.0	1.4	25.4
Total assets held for sale	$123.2	$232.6	$355.8

Liabilities
Current liabilities:
Trade and other payables	$0.4	$45.0	$45.4
Other financial liabilities	—	2.4	2.4
Other provisions and liabilities	0.1	7.8	7.9
	0.5	55.2	55.7
Decommissioning, restoration and similar liabilities	0.6	26.5	27.1
Other provisions and liabilities	—	0.9	0.9
Total liabilities relating to assets held for sale	$1.1	$82.6	$83.7
Net assets held for sale	$122.1	$150.0	$272.1

b)	Dilution of Interest in Brio Gold

On December 23, 2016, the Company closed its offering of purchase rights pursuant to which the Company has transferred common shares ("Brio Gold Shares") of Brio Gold to Yamana shareholders. A total of 17,324,507 Brio Gold Shares owned by the Company were transferred pursuant to the transactions at a price of C$3.25 per share for aggregate proceeds of $40.7 million (C$54.1 million) to the Company. The proceeds, net of transaction costs, were recorded as non-controlling interests in the consolidated statement of changes in equity. As a result of the completion of these transactions, Brio Gold became a public reporting company with shares listed on the Toronto Stock Exchange. The transaction represented a disposal of Brio Gold Shares to non-controlling interests. Upon completion, the Company held approximately 85% of the issued and outstanding Brio Gold Shares.

On March 6, 2017, the Company announced that it had completed a secondary offering by private placement of 6 million common shares of its holding of Brio Gold Shares. The Company sold the Brio Gold Shares at C$3.35 per share for total proceeds of $14.8 million (C$20.1 million) to an arm's length institutional shareholder. The sale was completed at a premium to the offering price of the 2016 purchase rights offering. The accounting treatment of the proceeds from the secondary offering was consistent with that of the 2016 purchase rights offering. Upon completion of the sale, the Company owned 89.2 million Brio Gold Shares, representing approximately 79% of the issued and outstanding Brio Gold Shares.

On June 2, 2017, the Company announced that it had completed a further secondary offering by private placement of 27 million common shares of its holding of Brio Gold Shares. The Company sold the Brio Gold Shares at C$3.00 per share for total proceeds of $56.7 million (C$76.7 million) through a syndicate of underwriters. The accounting treatment of the proceeds from this secondary offering was consistent with that of the previous Brio Gold Shares sale transactions. Upon completion of this sale, the Company owned 62.2 million Brio Gold Shares, representing approximately 55.6% of the issued and outstanding Brio Gold Shares.

During the fourth quarter of 2017, the restricted share units held by Brio Gold management vested, further diluting the Company's interest in Brio Gold.

The Company continues to be the controlling shareholder of Brio Gold, holding approximately 53.6% of the issued and outstanding shares as at December 31, 2017.

In January 2018, Leagold Mining Corporation announced its intention to make an offer to acquire all of the issued and outstanding shares of Brio Gold on or before February 28, 2018. Refer to Note 36: Subsequent Events to the Company's Consolidated Financial Statements for further discussion on the proposed transaction.

c)	Disposition of Mercedes Mine and Related Exploration Properties

On September 30, 2016, the Company completed the sale to Premier Gold Inc. ("Premier") of its Mexican subsidiaries through which the Mercedes mine and other Mexican assets were held. Pursuant to the transaction, the Company received total consideration of $122.5 million in cash, equity securities and a net smelter return royalty having an additional value of $23.2 million on close of the transaction. The equity securities received include 6 million common shares of Premier and 3 million common share purchase warrants of Premier that are exercisable at C$4.75 per common share for 24 months. The Company also received a 1.0% net smelter return royalty on the Mercedes mine, that becomes payable upon the earlier of six years from the completion of the sale or the date upon which cumulative production of 450,000 ounces of gold equivalent from Mercedes has been achieved, as well as a 2.0% net smelter return royalty on the La Silla property in Sinaloa, Mexico and the La Espera property in Sonora, Mexico. The Company recognized a loss of $30.9 million on the sale.

The following table summarizes the statement of operations of the Mexican subsidiaries operations:

For the year ended December 31,
(In millions of US Dollars except for shares and per share amounts, unaudited)	2016
Revenue	$90.6
Cost of sales excluding depletion, depreciation and amortization	(49.8)
Gross margin excluding depletion, depreciation and amortization	$40.8
Depletion, depreciation and amortization	(7.2)
Impairment of mining properties	—
Mine operating earnings	$33.6
Other expenses	(14.8)
Earnings before taxes	$18.8
Attributable income tax recovery	1.3
Net income (loss) from operations	$20.1
Loss on disposal	(27.2)
Attributable income tax expense	(4.6)
Net loss from discontinued operations	$(11.7)

d)	Acquisition of Mineração Riacho dos Machados Ltda (“MRDM”)

On February 17, 2016, Brio Gold, a subsidiary of the Company, entered into an Assignment and Assumption Agreement and a Restructuring Agreement pursuant to which it would ultimately acquire all right, title and interests in Mineração Riacho dos Machados Ltda (“MRDM”), a wholly-owned subsidiary of Carpathian Gold Inc. (“Carpathian”), from Macquarie Bank Limited, holder of rights and interests in loan facility extended to MRDM, and Carpathian. MRDM owns and operates the Riacho Dos Machados ("RDM") mine which is an open-pit gold mining operation located in Minas Gerais State, Brazil. RDM increases the production profile of Brio Gold in a mining-friendly jurisdiction expected to increase the sustainable production level, contribute to cash flow and provide mineral reserve growth and a mineral resource base with growth potential.

On April 29, 2016, the Company closed on the restructuring procedures and concurrently attained control of MRDM for approximately $53.9 million in total cash consideration, excluding acquisition related costs of $3.5 million which have been recognized as an expense and included in other expenses in the Consolidated Statements of Operations for the year ended December 31, 2016.

The Company has recognized its interest in the assets, liabilities, revenues and expenses of MRDM in accordance with the Company’s rights and obligations prescribed by the transaction, as a business combination, in accordance with IFRS 3, Business Combinations.

Total consideration paid by the Company was as follows:

Cash	$53.9

The following table summarizes the total fair values of assets and liabilities acquired:

Final
Cash	$0.3
Net working capital acquired (i)	2.3
Property, plant and equipment (including mineral interests)	57.4
Non-current liabilities	(6.1)
Net identifiable assets	$53.9
(i)    Included in net working capital acquired are accounts receivables of $2.6 million at fair value which were collected subsequent to closing of the MRDM acquisition.

MRDM's revenues and net losses were $39.3 million and $6.2 million, respectively, for the year ended December 31, 2016 since the acquisition date. Revenues and net losses for the Company would have been $1.81 billion and $289.2 million, respectively, for year ended December 31, 2016, if the acquisition had taken place on January 1, 2016.